Cash and bank balances (Tables)	6 Months Ended
Jun. 30, 2024
Cash and bank balances
Summary of cash and bank balances

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Cash on hand	491	710
Bank balances	17,817	27,420
Total cash and bank balances	18,308	28,130

Summary of reconciliation of cash and cash equivalents

	At June 30,	At December 31,
(Euro thousands)	2024	2023
Total cash and cash equivalents	18,308	28,130
Bank overdrafts	(429)	(280)
Net cash and cash equivalents per cash flow statement	17,879	27,850